TCW/DW SMALL CAP GROWTH FUND   Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS
February 28, 1999


DEAR SHAREHOLDER:

We are pleased to report that in a very difficult period for small-cap stocks TCW/DW Small Cap Growth Fund was able to achieve solid gains for the fiscal year ended February 28, 1999. For this 12-month period the Fund's Class B shares posted a positive return of 8.35 percent, while the Russell 2000 Small Stock Index declined 14.14 percent and the Lipper Small-Cap Funds Index declined 13.19 percent. For the same period the Fund's Class A, C and D shares posted returns of 9.21 percent, 8.35 percent and 9.38 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses.


MARKET OVERVIEW

Over the last twelve months the stock market displayed remarkable strength in the face of a bewildering array of problems. More than one-third of the global economy was either in recession or on the brink of rolling over. The near collapse of a little-known hedge fund threatened some of the largest financial institutions in the United States with billions of dollars in losses. These events were so daunting that the impeachment of President Clinton by the House of Representatives barely caused a ripple in the market. The reason investors were willing to look beyond these serious problems and focus on the potential resolution of most of them is that central banks all over the world had generated an enormous amount of liquidity. In the fourth quarter there were more than 65 individual moves by central banks around the globe to lower interest rates. As long as worldwide economic growth remains sluggish, the excess liquidity that is being generated usually finds its way into the financial markets, regardless of the level of interest rates or price-earnings (p/e) ratios.

February marked the 95th consecutive month of U.S. economic expansion, making this the longest period of peacetime expansion in the country's history. In terms of GDP growth it has lagged other expansions, but in respect to profitability it is unsurpassed, due largely to continued

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

corporate restructuring, globalization and technological change. What makes this run so impressive is that inflation continues to fall in the face of robust U.S. economic growth. Fourth-quarter real growth was revised up to 6.1 percent, and inflation decreased to an astounding 0.7 percent. The overall strength continued in January as jobless claims hit a 10-year low, while help-wanted ads reached a new high for this decade and existing home sales set an all-time record. Although this surprising economic strength has ignited interest-rate concerns, it is fortunate that the Federal Reserve seems to recognize that solid economic growth and low inflation can coexist.

As measured by the Russell 2000 and the S&P 500, the disparity between small-cap and large-cap performance for the fiscal year was an astonishing 32 percent, the widest spread on record by a factor of nearly two. As a result of this underperformance, small stocks ended the year almost as attractively valued relative to the large caps as they were at the bottom of the market in 1974. Because small stocks have historically performed significantly better than large caps over the three, six and twelve months following a discount-rate cut, it would not surprise us to see small caps begin to outperform.


PERFORMANCE AND PORTFOLIO STRATEGY

The Fund's outperformance of the Russell 2000 and the Lipper Small-Cap Funds indexes can be attributed to strong performance in some of its largest holdings, Yahoo, Citrix Systems, Gemstar, New Era of Networks, Network Appliance, Outdoor Systems and Siebel Systems. Internet stocks posted the largest gains, with Yahoo, E*Trade, Broadcast.com and Lycos each appreciating more than 100 percent during the fiscal year. Among the Fund's non-Internet stocks that also performed strongly were Gemstar, GeoTel Communications, New Era of Networks and Sepracor. The best industry groups in terms of the overall impact on Fund performance were consumer services, information processing, telecommunications and leisure. Groups that penalized performance were energy, business services, healthcare and semiconductors. The accompanying chart compares the performance of the Fund's Class B shares with that of Russell 2000 and Lipper indexes.

The Fund is managed with a "bottom up" approach that is designed to create a portfolio of rapidly growing companies which the portfolio managers believe will grow at a rate faster than Wall Street expects. In addition, many companies in the Fund's portfolio are exposed only to the strong U.S. economy with its booming consumer markets. Additionally, its emphasis on companies with proprietary products and above-average margins has helped the Fund avoid many of the commodity companies having Asian-related difficulties.

The reason the portfolio managers do not concern themselves with the macro environment is that the Fund owns companies TCW believes are generally benefiting from powerful trends that will not be

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

derailed by a slowdown in economic growth or an increase in interest rates. The exploitation of a proprietary advantage that results in meaningful market share gains can lead to rapid growth regardless of the economic backdrop. So can new product cycles, or market niches that alter the competitive landscape of a particular industry, or a technological change that results in more efficient ways to manage a business enterprise. Companies benefiting from the explosive growth of the Internet, specialty retailers gaining share in rapidly growing niches, telecommunications equipment providers riding the growth in data communications, computer software and services being driven by new operating systems and applications, and healthcare companies bringing out breakthrough medical products and services are the kinds of opportunities the portfolio managers are seeking.


LOOKING AHEAD

TCW believes that small-cap growth stocks will ultimately reflect their premium growth potential. The fact that investors remain cautious about the prospects for small stocks bodes well for small caps and the entire market, for cycles do not usually end until speculation drives these stocks to unreasonably high valuations. Three years of underperformance has created valuation levels for many small caps that are very compelling. In terms of earnings, sales and book value, small-cap growth stocks are as attractive relative to the S&P 500 as they were at the market bottoms in 1990 and 1987. It is very unusual to find both relative earnings strength and depressed relative valuations together. TCW believes that these ingredients should eventually cause investors to move out on the risk spectrum in order to participate in the faster growth of the small caps.

We appreciate your ongoing support of the Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
--------------------------
CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW SMALL CAP GROWTH FUND
LETTER TO THE SHAREHOLDERS February 28, 1999, continued

On February 25, 1999, the Board of Trustees for the Fund, acting on a proposal in connection with an overall consolidation of the TCW/DW Family of Funds and the Morgan Stanley Dean Witter Family of Funds, recommended that

o Morgan Stanley Dean Witter Advisors Inc. (MSDW Advisors), the parent company of Morgan Stanley Dean Witter Services Company, the Fund's current manager, serve as the Fund's new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval at a special meeting expected to be held in June 1999. Under the new investment management agreement, the advisory fee rates that MSDW Advisors would charge would be 1.00 percent of average daily net assets. This fee rate is identical to the total aggregate fee rate now in effect under the current management and advisory agreements.

o A new sub-advisory agreement between MSDW Advisors and TCW Funds Management, Inc. (TCW) be submitted to shareholders at the same special meeting. TCW is a wholly owned subsidiary of The TCW Group, Inc., and currently serves as the Fund's adviser. In return for the services that TCW would render under the new sub-advisory agreement, MSDW Advisors would pay TCW monthly compensation equal to 40 percent of the compensation it is to receive under the new investment management agreement.

It was also voted that the Fund's name be changed from TCW/DW Small Cap Growth Fund to Morgan Stanley Dean Witter Small Cap Growth Fund upon the effectiveness of the aforementioned proposals.

The Trustees also nominated for election or re-election, as appropriate, the following eight nominees to the Fund's Board of Trustees: Michael Bozic, Charles A. Fiumefreddo, Edwin Jacob (Jake) Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder. Messrs. Fiumefreddo, Johnson, Nugent and Schroeder currently serve as Trustees of the Fund and, with the exception of Mr. Schroeder, were previously elected by shareholders. Messrs. Bozic, Garn, Hedien and Purcell currently hold directorships or trusteeships with 84 other investment companies for which MSDW Advisors serves as investment manager or investment adviser.

A proxy statement formally detailing this proposal and the reasons for the Trustees' action has been distributed to shareholders of the Fund, who were shareholders on March 12, 1999.

TCW/DW SMALL CAP GROWTH FUND
FUND PERFORMANCE February 28, 1999


                               [GRAPHIC OMITTED]


                      FUND PERFORMANCE FEBRUARY 28, 1999

                           GROWTH OF $10,000 CLASS B

     DATE                    TOTAL         RUSSELL 2000           LIPPER
     ----                    -----         ------------           ------
August 2, 1993              $10,000          $10,000             $10,000
February 28, 1994           $10,300          $11,278             $11,262
February 28, 1995           $ 9,900          $11,081             $11,282
February 28, 1996           $16,240          $14,256             $14,946
February 28, 1997           $15,730          $16,046             $15,919
February 28, 1998           $21,080          $20,853             $20,125
February 28, 1999           $22,740(3)       $17,904             $17,471

     -- Fund             -- Russell 2000 (4)           -- Lipper (5)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------

                     CLASS B SHARES*
----------------------------------------------------------
PERIOD ENDED 2/28/99
--------------------
1 Year                           8.35%(1)        3.35%(2)
5 Year                          17.27%(1)       17.05%(2)
Since Inception (8/2/93)        15.97%(1)       15.88%(2)

                     CLASS C SHARES++
-----------------------------------------------------------
PERIOD ENDED 2/28/99
---------------------------
1 Year                            8.35%(1)        7.35%(2)
Since Inception (7/28/97)        15.73%(1)       15.73%(2)

                     CLASS A SHARES+
-----------------------------------------------------------
PERIOD ENDED 2/28/99
---------------------------
1 Year                            9.21%(1)        3.47%(2)
Since Inception (7/28/97)        16.62%(1)       12.72%(2)

              CLASS D SHARES#
--------------------------------------------
PERIOD ENDED 2/28/99
---------------------------
1 Year                            9.38%(1)
Since Inception (7/28/97)        16.84%(1)

---------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 1% CDSC, assuming a complete redemption on February 28, 1999.

(4) The Russell 2000 Small Stock Index is a capitalization-weighted price-only index of the 2000 smallest stocks represented in the Russell 3000 Index. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Small-Cap Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+   The maximum front-end sales charge for Class A is 5.25%.

++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

#   Class D shares have no sales charge.

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1999

   NUMBER OF
     SHARES                                                       VALUE
   ----------                                                 ------------
                    COMMON STOCKS (97.0%)
                    Advertising (3.8%)
    313,907         Outdoor Systems, Inc.* ................   $  8,769,777
    109,500         Snyder Communications, Inc.* ..........      3,750,375
                                                              ------------
                                                                12,520,152
                                                              ------------
                    Airlines (0.7%)
     68,700         Atlantic Coast Airlines Holdings,
                     Inc.* ................................      2,198,400
                                                              ------------
                    Books/Magazines (0.3%)
     99,100         Applied Graphics Technologies,
                     Inc.* ................................        879,512
                                                              ------------
                    Broadcasting (2.8%)
    141,600         Clear Channel Communications, Inc.* ...      8,496,000
     24,900         Entercom Communications Corp.*.........        781,237
                                                              ------------
                                                                 9,277,237
                                                              ------------
                    Catalog/Specialty Distribution (1.5%)
    167,900         Beyond.com Corp.* .....................      4,344,412
     49,600         DM Management Co.* ....................        644,800
                                                              ------------
                                                                 4,989,212
                                                              ------------
                    Clothing/Shoe/Accessory Stores (0.7%)
     60,400         Ann Taylor Stores Corp.* ..............      2,283,875
                                                              ------------
                    Computer Software & Services (7.0%)
     44,200         BroadVision, Inc.* ....................      1,972,425
     98,040         CSG Systems International, Inc.* ......      6,973,095
    145,500         Documentum, Inc.* .....................      3,110,062
     16,200         Engineering Animation, Inc. ...........        733,050
     77,100         HNC Software, Inc.* ...................      2,072,062
    127,900         International Integration Inc.* .......      2,526,025
    110,800         Legato Systems, Inc.* .................      5,456,900
                                                              ------------
                                                                22,843,619
                                                              ------------
                    Computer Software (17.0%)
    101,400         Aspect Development, Inc.* .............      3,080,025
     61,900         CBT Group PLC (ADR) (Ireland)*.........        986,531
    211,350         Citrix Systems, Inc.* .................     16,300,369
     60,700         Concord Communications, Inc.* .........      3,437,137
    163,800         GeoTel Communications Corp.* ..........      6,981,975
     26,700         Hyperion Solutions Corp.* .............        378,806
     25,000         Macromedia, Inc.* .....................        762,500
     30,000         Mercury Interactive Corp.* ............      1,942,500
     82,000         Micromuse Inc.* .......................      2,624,000
      3,700         MicroStrategy Inc.* ...................         92,500
     37,700         ModaCAD, Inc.* ........................        622,050
    157,100         New Era of Networks, Inc.* ............      9,730,381
      9,500         ONYX Software Corp.* ..................   $    172,187
    194,400         Siebel Systems, Inc.* .................      8,529,300
                                                              ------------
                                                                55,640,261
                                                              ------------
                    Consumer/Business Services (0.7%)
     95,800         Corporate Executive Board Co.* ........      2,347,100
                                                              ------------
                    Discount Chains (1.2%)
     96,975         Dollar Tree Stores, Inc.* .............      3,879,000
                                                              ------------
                    Diversified Commercial Services (10.0%)
     22,800         Abacus Direct Corp.* ..................      1,539,000
    106,000         Administaff, Inc.* ....................      1,450,875
    285,400         Dendrite International, Inc.* .........      8,026,875
     14,800         Exchange Applications, Inc.* ..........        244,200
    106,050         HA-LO Industries, Inc.* ...............      1,133,409
    120,100         MAXIMUS, Inc.* ........................      3,355,294
     39,700         MemberWorks Inc.* .....................      1,379,575
     48,800         Paymentech, Inc.* .....................        933,300
     40,300         Profit Recovery Group
                     International, Inc. (The)* ...........      1,314,787
    102,150         Robert Half International, Inc.* ......      3,677,400
    274,200         Romac International, Inc.* ............      3,290,400
    208,000         Whittman-Hart, Inc.* ..................      6,487,000
                                                              ------------
                                                                32,832,115
                                                              ------------
                    Diversified Electronic Products (3.3%)
    167,900         Gemstar International Group Ltd.*
                     (Virgin Islands) .....................     10,724,612
                                                              ------------
                    Diversified Financial Services (0.3%)
     37,700         HealthCare Financial Partners, Inc.* ..        984,912
                                                              ------------
                    E.D.P. Peripherals (4.6%)
    177,700         Avid Technology, Inc.* ................      5,197,725
    233,000         Network Appliance, Inc.* ..............      9,786,000
                                                              ------------
                                                                14,983,725
                                                              ------------
                    E.D.P. Services (3.8%)
    101,400         CIBER, Inc.* ..........................      2,547,675
    114,600         META Group, Inc.* .....................      2,535,525
    138,100         National TechTeam, Inc.* ..............        889,019
     67,300         Pegasus Systems, Inc.* ................      2,532,163
     86,400         SportsLine USA, Inc.* .................      3,866,400
                                                              ------------
                                                                12,370,782
                                                              ------------
                    Electronic Components (0.6%)
     63,400         DSP Communications, Inc.* .............        951,000
     87,600         SIPEX Corp.* ..........................        996,450
                                                              ------------
                                                                 1,947,450
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued


   NUMBER OF
     SHARES                                                      VALUE
   ----------                                                ------------
                    Electronic Distributors (0.0%)
      1,500         Intraware, Inc.* .....................   $     28,125
                                                             ------------
                    Electronic Production
                    Equipment (0.5%)
     42,100         Veeco Instruments, Inc.* .............      1,599,800
                                                             ------------
                    Healthcare (1.1%)
    150,900         Ocular Sciences, Inc.* ...............      3,678,188
                                                             ------------
                    Insurance Brokers/Services (0.1%)
     17,500         Insurance Management Solutions
                     Group, Inc.* .........................       166,250
                                                             ------------
                    Internet Services (12.8%)
     58,600         Broadcast.com Inc.* ..................      4,907,750
    102,100         Exodus Communications, Inc.* .........      7,491,588
      3,400         InfoSpace.com, Inc.* .................        184,875
     22,100         Lycos, Inc.* .........................      1,935,131
      1,700         pcOrder.com, Inc.* ...................         79,900
    124,200         Verio Inc.* ..........................      3,446,550
     46,500         VeriSign, Inc.* ......................      4,527,938
     21,100         VerticalNet, Inc.* ...................        865,100
    120,500         Yahoo! Inc.* .........................     18,496,750
                                                             ------------
                                                               41,935,582
                                                             ------------
                    Investment Bankers/Brokers/
                    Services (2.2%)
    154,800         E*TRADE Group, Inc.* .................      7,111,125
                                                             ------------
                    Major Pharmaceuticals (0.6%)
     70,000         Alkermes, Inc.* ......................      1,955,625
                                                             ------------
                    Medical Specialties (2.3%)
    195,500         Diametrics Medical, Inc.* ............        867,531
    116,500         Hanger Orthopedic Group, Inc.* .......      1,769,344
     32,300         Perclose, Inc.* ......................      1,364,675
    158,100         Safeskin Corp.* ......................      3,665,944
                                                             ------------
                                                                7,667,494
                                                             ------------
                    Movies/Entertainment (1.7%)
     56,900         SFX Entertainment, Inc.* .............      3,470,900
     89,300         Westwood One, Inc.* ..................      2,176,688
                                                             ------------
                                                                5,647,588
                                                             ------------
                    Other Consumer Services (0.4%)
     43,100         Steiner Leisure Ltd.* ................      1,266,063
      2,500         Ticketmaster Online-CitySearch, Inc.
                     (Series B)* .........................         90,313
                                                             ------------
                                                                1,356,376
                                                             ------------
                    Other Pharmaceuticals (1.4%)
     37,500         Sepracor, Inc.* ......................      4,668,750
                                                             ------------

                    Other Specialty Stores (4.2%)
    161,200         Cost Plus, Inc.* .....................   $  5,732,675
    182,700         Guitar Center, Inc.* .................      3,014,550
    188,100         PETsMART, Inc.* ......................      1,481,288
     93,500         Restoration Hardware, Inc.* ..........      1,893,375
    104,900         Whitehall Jewellers, Inc.* ...........      1,750,519
                                                             ------------
                                                               13,872,407
                                                             ------------
                    Other Telecommunications (0.9%)
     71,000         MetroNet Communications Corp.
                     (Class B)* ..........................      3,079,625
                                                             ------------
                    Real Estate (0.1%)
     22,900         Trammell Crow Co.* ...................        354,950
                                                             ------------
                    Restaurants (0.1%)
     49,200         Il Fornaio (America) Corp.* ..........        399,750
                                                             ------------
                    Retail - Specialty (3.6%)
    201,400         Bed Bath & Beyond, Inc.* .............      5,916,125
    164,100         Hollywood Entertainment Corp.* .......      4,471,725
    146,875         Just For Feet, Inc.* .................      1,496,289
                                                             ------------
                                                               11,884,139
                                                             ------------
                    Savings & Loan Associations (0.8%)
     60,500         Telebanc Financial Corp.* ............      2,480,500
                                                             ------------
                    Semiconductors (3.6%)
    124,300         Maxim Integrated Products, Inc.*......      5,127,375
     70,500         Micrel, Inc.* ........................      3,172,500
     81,300         Semtech Corp.* .......................      2,469,488
     27,800         TranSwitch Corp.* ....................        962,575
                                                             ------------
                                                               11,731,938
                                                             ------------
                    Services to the Health Industry (0.6%)
     46,000         Eclipsys Corp.* ......................      1,408,750
      4,200         Healthcare Recoveries, Inc.* .........         34,650
     14,400         MEDE AMERICA Corp.* ..................        246,600
     26,600         QuadraMed Corp.* .....................        408,975
                                                             ------------
                                                                2,098,975
                                                             ------------
                    Smaller Banks (0.1%)
      7,875         Bank of Granite Corp. ................        206,719
                                                             ------------
                    Specialty Foods/Candy (1.1%)
    160,200         Balance Bar Co.* .....................      1,521,900
    174,000         Neose Technologies, Inc.* ............      1,979,250
                                                             ------------
                                                                3,501,150
                                                             ------------
                    Wholesale Distributor (0.5%)
     88,700         Daisytek International Corp.* ........      1,674,213
                                                             ------------
                    TOTAL COMMON STOCKS
                    (Identified Cost $173,457,398)........    317,801,233
                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS February 28, 1999, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                 VALUE
 ----------                                            ------------
              SHORT-TERM INVESTMENT (1.8%)
              REPURCHASE AGREEMENT
$   5,793     The Bank of New York 4.75%
              due 03/01/99 (dated 02/26/99;
              proceeds $5,795,353) (a)
              (Identified Cost $5,793,060)..........   $  5,793,060
                                                       ------------


TOTAL INVESTMENTS
(Identified Cost $179,250,458) (b).....       98.8%     323,594,293
OTHER ASSETS IN EXCESS OF
LIABILITIES ...........................        1.2        4,019,341
                                             -----      -----------
NET ASSETS ............................      100.0%    $327,613,634
                                             =====     ============

--------------------------------
ADR    American Depository Receipt.
 *     Non-income producing security.
(a) Collateralized by $5,665,841 U.S. Treasury Note 6.50% due 05/31/01 valued at $5,908,921.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $159,263,366 and the aggregate gross unrealized depreciation is $14,919,531, resulting in net unrealized appreciation of $144,343,835.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 28, 1999


ASSETS:
Investments in securities, at value
 (identified cost $179,250,458)................................   $323,594,293
Receivable for:
  Investments sold ............................................      5,468,111
  Shares of beneficial interest sold ..........................        349,352
Prepaid expenses and other assets .............................         32,114
                                                                  ------------
  TOTAL ASSETS ................................................    329,443,870
                                                                  ------------
LIABILITIES:
Payable for:
  Investments purchased .......................................        892,981
  Shares of beneficial interest repurchased ...................        362,593
  Plan of distribution fee ....................................        242,089
  Management fee ..............................................        169,131
  Investment advisory fee .....................................        110,696
Accrued expenses and other payables ...........................         52,746
                                                                  ------------
  TOTAL LIABILITIES ...........................................      1,830,236
                                                                  ------------
  NET ASSETS ..................................................   $327,613,634
                                                                  ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ...............................................   $174,007,910
Net unrealized appreciation ...................................    144,343,835
Accumulated undistributed net realized gain ...................      9,261,889
                                                                  ------------
  NET ASSETS ..................................................   $327,613,634
                                                                  ============
CLASS A SHARES:
Net Assets ....................................................     $2,450,064
Shares Outstanding (unlimited authorized, $.01 par value)......        105,934
  NET ASSET VALUE PER SHARE ...................................         $23.13
                                                                        ======
  MAXIMUM OFFERING PRICE PER SHARE,
   (net asset value plus 5.54% of net asset value) ............         $24.41
                                                                        ======
CLASS B SHARES:
Net Assets ....................................................   $322,488,560
Shares Outstanding (unlimited authorized, $.01 par value)......     14,118,639
  NET ASSET VALUE PER SHARE ...................................         $22.84
                                                                        ======
CLASS C SHARES:
Net Assets ....................................................     $2,662,180
Shares Outstanding (unlimited authorized, $.01 par value)......        116,532
  NET ASSET VALUE PER SHARE ...................................         $22.85
                                                                        ======
CLASS D SHARES:
Net Assets ....................................................        $12,830
Shares Outstanding (unlimited authorized, $.01 par value)......            553
  NET ASSET VALUE PER SHARE ...................................         $23.20
                                                                        ======

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended February 28, 1999

NET INVESTMENT LOSS:
INCOME
Interest ..........................................  $   279,958
Dividends .........................................       49,786
                                                     -----------
  TOTAL INCOME ....................................      329,744
                                                     -----------
EXPENSES
Plan of distribution fee (Class A shares) .........        2,753
Plan of distribution fee (Class B shares) .........    2,909,563
Plan of distribution fee (Class C shares) .........       14,300
Investment management fee .........................    1,913,167
Investment advisory fee ...........................    1,275,444
Transfer agent fees and expenses ..................      477,243
Registration fees .................................      112,448
Shareholder reports and notices ...................       69,518
Professional fees .................................       46,744
Custodian fees ....................................       37,179
Trustees' fees and expenses .......................       32,422
Organizational expenses ...........................       15,378
Other .............................................       26,754
                                                     -----------
  TOTAL EXPENSES ..................................    6,932,913
                                                     -----------
  NET INVESTMENT LOSS .............................   (6,603,169)
                                                     -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................   12,853,310
Net change in unrealized appreciation .............   18,442,746
                                                     -----------
  NET GAIN ........................................   31,296,056
                                                     -----------
NET INCREASE ......................................  $24,692,887
                                                     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                           FOR THE YEAR         FOR THE YEAR
                                                              ENDED                ENDED
                                                        FEBRUARY 28, 1999    FEBRUARY 28, 1998*
                                                       -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss ..................................    $ (6,603,169)         $ (6,259,873)
Net realized gain ....................................      12,853,310             8,132,612
Net change in unrealized appreciation ................      18,442,746            87,911,112
                                                          ------------          ------------
NET INCREASE .........................................      24,692,887            89,783,851
Net decrease from transactions in shares of beneficial
  interest ...........................................     (38,954,929)          (16,691,187)
                                                          ------------          ------------
  NET INCREASE (DECREASE) ............................     (14,262,042)           73,092,664
NET ASSETS:
Beginning of period ..................................     341,875,676           268,783,012
                                                          ------------          ------------
  END OF PERIOD ......................................    $327,613,634          $341,875,676
                                                          ============          ============

---------------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999


1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) An equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.


E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


F. ORGANIZATIONAL EXPENSES -- Morgan Stanley Dean Witter Advisors Inc., formerly Dean Witter InterCapital Inc., an affiliate of Morgan Stanley Dean Witter Services Co. Inc. (the "Manager"), paid the organizational expenses of the Fund in the amount of $170,413 which have been reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of August 1, 1998.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued


2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Fund pays the Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund has retained the Adviser to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Fund who are employees of the Adviser.


4. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $12,935,646 at February 28, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 1999 it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $1,029,288 and $2,813, respectively and received $17,451 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued


5. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 1999 aggregated $159,725,807 and $220,940,036, respectively.

For the year ended February 28, 1999, the Fund incurred brokerage commissions of $16,025 with Morgan Stanley & Co., Inc., an affiliate of the Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At February 28, 1999, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $392,508.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Manager and Distributor, is the Fund's transfer agent.


6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                               FOR THE YEAR                          FOR THE YEAR
                                                   ENDED                                 ENDED
                                             FEBRUARY 28, 1999                    FEBRUARY 28, 1998*
                                       -----------------------------        -----------------------------
                                         SHARES           AMOUNT              SHARES            AMOUNT
                                       ----------      -------------        ----------      -------------
CLASS A SHARES
Sold ............................         116,536      $   2,511,381            13,711      $     261,176
Redeemed ........................         (23,647)          (450,535)             (666)           (13,032)
                                          -------      -------------            ------      -------------
Net increase -- Class A .........          92,889          2,060,846            13,045            248,144
                                          -------      -------------            ------      -------------
CLASS B SHARES
Sold ............................       4,486,194         90,833,133         5,153,345         91,806,062
Redeemed ........................      (6,527,001)      (133,486,471)       (6,080,943)      (109,578,810)
                                       ----------      -------------        ----------      -------------
Net decrease -- Class B .........      (2,040,807)       (42,653,338)         (927,598)       (17,772,748)
                                       ----------      -------------        ----------      -------------
CLASS C SHARES
Sold ............................         108,755          2,343,245            49,455            935,270
Redeemed ........................         (35,976)          (705,682)           (5,702)          (111,875)
                                       ----------      -------------        ----------      -------------
Net increase -- Class C .........          72,779          1,637,563            43,753            823,395
                                       ----------      -------------        ----------      -------------
CLASS D SHARES
Sold ............................              --                 --               553             10,022
                                       ----------      -------------        ----------      -------------
Net decrease in Fund ............      (1,875,139)     $ (38,954,929)         (870,247)     $ (16,691,187)
                                       ==========      =============        ==========      =============

---------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through February 28, 1998.


7. FEDERAL INCOME TAX STATUS

During the year ended February 28, 1999, the Fund utilized its net capital loss carryover of approximately $3,370,000.

TCW/DW SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS February 28, 1999, continued

As of February 28, 1999, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $6,603,169.


8. OTHER

On February 25, 1999, the Board of Trustees of the Fund recommended that the Fund engage Morgan Stanley Dean Witter Advisors Inc. ("MSDW Advisors"), an affiliate of the Manager, to serve as the Funds' new investment manager and that a new investment management agreement between the Fund and MSDW Advisors be submitted to shareholders for approval. Under the new agreement, MSDW Advisors would be responsible for all the services presently provided by both the Manager and the Adviser. The compensation paid to MSDW Advisors would be equal to the total compensation presently paid to both the Manager and the Adviser.

Additionally, on February 25, 1999, the Board of Trustees recommended that a new sub-advisory agreement between MSDW Advisors and the present Adviser be submitted to shareholders for approval. Under the new sub-advisory agreement, MSDW Advisors would pay the new sub-adviser monthly compensation equal to 40% of the compensation it receives under the new investment management agreement.

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each year:

                                                           FOR THE YEAR ENDED FEBRUARY 28,
                                                         ----------------------------------
                                                             1999++             1998**++
                                                         ---------------     --------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................       $21.08             $15.73
                                                               ------             ------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.43)             (0.37)
 Net realized and unrealized gain (loss) ...............         2.19               5.72
                                                               ------             ------
Total income (loss) from investment operations .........         1.76               5.35
                                                               ------             ------
Net asset value, end of period .........................       $22.84             $21.08
                                                               ======             ======
TOTAL RETURN+ ..........................................         8.35 %            34.01 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................         2.18 %(1)          2.25 %
Net investment loss ....................................        (2.08)%(1)         (2.05)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................     $322,489           $340,665
Portfolio turnover rate ................................           51 %               61 %

                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                                         -------------------------------------------
                                                              1997           1996*          1995
                                                         -------------- -------------- -------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................     $16.24          $ 9.90         $10.30
                                                             ------          ------         ------
Income (loss) from investment operations:
 Net investment loss ...................................      (0.26)          (0.19)         (0.18)
 Net realized and unrealized gain (loss) ...............      (0.25)           6.53          (0.22)
                                                             ------          ------         ------
Total income (loss) from investment operations .........      (0.51)           6.34          (0.40)
                                                             ------          ------         ------
Net asset value, end of period .........................     $15.73          $16.24         $ 9.90
                                                             ======          ======         ======
TOTAL RETURN+ ..........................................      (3.14)%         64.04 %        (3.88)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................       2.15 %          2.32 %         2.57 %
Net investment loss ....................................      (1.70)%         (1.75)%        (2.04)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................   $268,783        $153,366        $69,984
Portfolio turnover rate ................................         42 %            52 %          116 %

-------------
*     Year ended February 29.

** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

++ The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                                            FOR THE PERIOD
                                                        FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                THROUGH
                                                     FEBRUARY 28, 1999     FEBRUARY 28, 1998
                                                    -------------------   ------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............            $21.18               $18.12
                                                             ------               ------
Income from investment operations:
 Net investment loss ............................             (0.29)               (0.15)
 Net realized and unrealized gain ...............              2.24                 3.21
                                                             ------               ------
Total income from investment operations .........              1.95                 3.06
                                                             ------               ------
Net asset value, end of period ..................            $23.13               $21.18
                                                             ======               ======
TOTAL RETURN+ ...................................              9.21 %              16.89 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................              1.50 %(3)            1.52 %(2)
Net investment loss .............................             (1.40)%(3)           (1.32)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........            $2,450                 $276
Portfolio turnover rate .........................                51 %                 61 %(1)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............            $21.08               $18.12
                                                             ------               ------
Income from investment operations:
 Net investment loss ............................             (0.45)               (0.24)
 Net realized and unrealized gain ...............              2.22                 3.20
                                                             ------               ------
Total income from investment operations .........              1.77                 2.96
                                                             ------               ------
Net asset value, end of period ..................            $22.85               $21.08
                                                             ======               ======
TOTAL RETURN+ ...................................              8.35 %              16.39 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................              2.26 %(3)            2.29 %(2)
Net investment loss .............................             (2.16)%(3)           (2.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........            $2,662                 $923
Portfolio turnover rate .........................                51 %                 61 %(1)

--------------
*     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS, continued

                                                                            FOR THE PERIOD
                                                        FOR THE YEAR        JULY 28, 1997*
                                                           ENDED                THROUGH
                                                     FEBRUARY 28, 1999     FEBRUARY 28, 1998
                                                    -------------------   ------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ............        $21.21                 $18.12
                                                         ------                 ------
Income from investment operations:
 Net investment loss ............................         (0.24)                 (0.12)
 Net realized and unrealized gain ...............          2.23                   3.21
                                                         ------                 ------
Total income from investment operations .........          1.99                   3.09
                                                         ------                 ------
Net asset value, end of period ..................        $23.20                 $21.21
                                                         ======                 ======
TOTAL RETURN+ ...................................          9.38 %                17.05 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          1.26 %(3)              1.27 %(2)
Net investment loss .............................         (1.16)%(3)             (1.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........           $13                    $12
Portfolio turnover rate .........................            51 %                   61 %(1)

--------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW SMALL CAP GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW SMALL CAP GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Small Cap Growth Fund (the "Fund") at February 28, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 13, 1999

                (This page has been left blank intentionally.)

                (This page has been left blank intentionally.)

TRUSTEES
John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc I. Stern

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Christopher J. Ainley
Vice President

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER
Morgan Stanley Dean Witter Services Company Inc.

ADVISER
TCW Funds Management, Inc.


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

TCW/DW

SMALL CAP
GROWTH FUND

[GRAPHIC]

ANNUAL REPORT
FEBRUARY 28, 1999